SHARE BASED AND OTHER COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016		Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expensed	$ 2,779	$ 241	$ 6,873		$ 2,660
Unamortized stock-based compensation costs	$ 6,234	$ 1,878	6,449		2,357
Weighted average amortization period remaining	0 years	0 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expensed	$ 1,776	$ 192	4,475		2,191
Unamortized stock-based compensation costs	$ 5,114	$ 1,707	$ 5,200		$ 2,091
Weighted average amortization period remaining	1 year 3 months 22 days	2 years 11 months 5 days	1 year 8 months 5 days	[1]	2 years 2 months 5 days	[1]
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expensed	$ 1,003	$ 49	$ 2,398		$ 469
Unamortized stock-based compensation costs	$ 1,120	$ 171	$ 1,249		$ 266
Weighted average amortization period remaining	1 year 29 days	1 year 29 days	1 year 5 months 12 days	[1]	1 year 18 days	[1]

[1]	Only includes directors and employees which the options vest over time instead of performance criteria which the performance criteria have not been met as of December 31, 2016 and 2015.